Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

9. INCOME TAXES

Fly is a tax-resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Australia and the Cayman Islands that are tax residents in those jurisdictions. In calculating net trading income, Fly and its Irish-tax-resident subsidiaries are entitled to a deduction for trading expenses and tax depreciation on its aircraft. In general, Irish-resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. In addition, repatriated earnings from the Company’s Cayman subsidiary will be taxed at the 25.0% tax rate. A deferred tax provision at the 25.0% rate was provided in 2010 for the gain associated with the purchase of notes payable and on the gain resulting from the sale of the option to purchase notes payable. Fly’s French-resident subsidiaries pay a corporation tax of 33.33% on their net taxable income. The Australian-resident subsidiaries are subject to a tax rate of 30.0% on their net taxable income.

The Company’s tax provision includes U.S. federal and state taxes on its share of BBAM LP’s taxable income sourced in the U.S. BBAM LP operates in jurisdictions in which it, rather than its partners, is responsible for the taxes levied. These taxes are included in BBAM LP’s results and are reflected in the Company’s equity earnings from BBAM LP. In addition, Fly maybe subject to U.S. branch profit tax on U.S. sourced dividends it receives from its subsidiary, Fly-BBAM.

Fly-BBAM is also subject to Irish tax on dividends paid to it by BBAM LP at either 12.5% or 25.0% depending on the underlying source of income. Subject to limitations under current Irish laws, U.S. taxes paid by the Company or taxes paid by BBAM LP’s subsidiaries may be credited against an Irish tax liability associated with its investment in BBAM LP.

Income tax expense by jurisdiction is shown below:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	(Dollars in thousands)
Deferred tax expense:
Ireland	$1,639	$9,138	$24,212
France	6	5	(14)
Australia	731	—	—
United States	186	(74)	—

Deferred tax expense — total	2,562	9,069	24,198

Current tax expense:
Ireland	95	149	156
France	25	67	13
United States	1,560	922	—

Current tax expense — total	1,680	1,138	169

Total income tax expense	$4,242	$10,207	$24,367

The Company had no unrecognized tax benefits as of December 31, 2011 and 2010. The principal components of the Company’s net deferred tax asset were as follows:

	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards	$151,268	$57,446
Net unrealized losses on derivative instruments	13,298	9,524
Basis difference on acquisition of GAAM Australian assets	16,493	—
Other	—	74
Valuation allowance	(16,493)	—

Total deferred tax asset	164,566	67,044

Deferred tax liability:
Excess of tax depreciation over book depreciation	(127,660)	(41,520)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(6,826)	—
Security deposits and maintenance reserve liability	(1,451)	—
Lease premiums, net	(1,028)	—
Net earnings of non-European Union member subsidiaries	(22,110)	(22,478)
Other	(162)	—

Total deferred tax liability	(159,237)	(63,998)

Deferred tax asset, net	$5,329	$3,046

The Company recorded a deferred tax asset in connection with the acquisition of GAAM’s Australian assets. The Company established a valuation allowance against the resulting deferred tax asset as it has determined that it is not more likely than not that sufficient capital gains will be generated to utilize the deferred tax asset.

The Company has determined that no valuation allowance was necessary on its other deferred tax assets as of December 31, 2011. The Company is allowed to carry forward its net operating losses for an indefinite period to be offset against income of the same trade under current tax rules in Ireland.

The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense (benefit):

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	(Percentage)
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Equity earnings from unconsolidated subsidiary	(0.7%)	—	—
Tax on investment in BBAM LP	20.4%	0.9%	—
Tax impact on repurchased Notes	(3.0%)	2.0%	9.8%
Share-based compensation	11.2%	0.7%	—
Foreign tax rate differentials	(2.8%)	—	—
Non-deductible transaction fees and expenses	40.7%	—	—
Other	1.2%	0.1%	(0.8%)

Income tax expense	79.5%	16.2%	21.5%

The Company is subject to taxation in Ireland, France, Australia and the U.S. The Company is not under examination in any tax jurisdiction at the present time. The tax years from 2007 onwards are open for examination by the tax authorities.